S-K 1603(a) SPAC Sponsor	Apr. 24, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	InterPrivate Acquisition Management V LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our sponsor is permitted to undertake any activities permitted under the LLC Act and other applicable law; however, our sponsor’s business is focused on investing in our company as described above.